Property, plant and equipment - Right-of-use assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Classes of assets [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets before adoption IFRS16		€ 14,327
Impact of adoption IFRS16		4,984
Right-of-use assets, beginning of period	€ 19,311
Additions	3,429
Acquired from business combinations	633
Modifications	(545)
Disposals	(753)
Currency translation	8
Transfers	117
Other	(554)
Right-of-use assets, end of period	21,646
Classes of assets [member] | Accumulated depreciation and amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	(8,441)
Depreciation charge for the year	(4,058)
Acquired from business combinations	0
Modifications	0
Disposals	460
Currency translation	(2)
Transfers	1,031
Other	(50)
Right-of-use assets, end of period	(11,060)
Classes of assets [member] | Carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets before adoption IFRS16		5,886
Right-of-use assets, beginning of period	10,870
Right-of-use assets, end of period	10,586
Buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets before adoption IFRS16		935
Impact of adoption IFRS16		3,255
Right-of-use assets, beginning of period	4,190
Additions	2,222
Acquired from business combinations	633
Modifications	(9)
Disposals	(550)
Currency translation	4
Transfers	0
Other	(2)
Right-of-use assets, end of period	6,488
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	(1,011)
Depreciation charge for the year	(1,953)
Acquired from business combinations	0
Modifications	0
Disposals	257
Currency translation	(1)
Transfers	0
Other	3
Right-of-use assets, end of period	(2,705)
Buildings [member] | Carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets before adoption IFRS16		(76)
Right-of-use assets, beginning of period	3,179
Right-of-use assets, end of period	3,783
Vehicles [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets before adoption IFRS16		2,542
Impact of adoption IFRS16		849
Right-of-use assets, beginning of period	3,391
Additions	1,118
Acquired from business combinations	0
Modifications	(40)
Disposals	(147)
Currency translation	0
Transfers	(47)
Other	0
Right-of-use assets, end of period	4,275
Vehicles [member] | Accumulated depreciation and amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	(1,189)
Depreciation charge for the year	(1,060)
Acquired from business combinations	0
Modifications	0
Disposals	147
Currency translation	0
Transfers	41
Other	31
Right-of-use assets, end of period	(2,030)
Vehicles [member] | Carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets before adoption IFRS16		1,353
Right-of-use assets, beginning of period	2,202
Right-of-use assets, end of period	2,245
Other [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets before adoption IFRS16		10,850
Impact of adoption IFRS16		880
Right-of-use assets, beginning of period	11,730
Additions	89
Acquired from business combinations	0
Modifications	(496)
Disposals	(56)
Currency translation	4
Transfers	164
Other	(552)
Right-of-use assets, end of period	10,883
Other [member] | Accumulated depreciation and amortization [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	(6,241)
Depreciation charge for the year	(1,045)
Acquired from business combinations	0
Modifications	0
Disposals	56
Currency translation	(1)
Transfers	990
Other	(84)
Right-of-use assets, end of period	(6,325)
Other [member] | Carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets before adoption IFRS16		€ 4,609
Right-of-use assets, beginning of period	5,489
Right-of-use assets, end of period	€ 4,558